March 3, 2010

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.E.
Judiciary Plaza
Washington, D.C. 20549

Attention:      Division of Investment Management

RE: BlackRock International Fund
of BlackRock Series, Inc. Post-Effective
Amendment No. 15 to the Registration
Statement on Form N-1A (Securities Act File
No. 333-56203, Investment Company Act
No. 811-08797)

Ladies and Gentlemen:


        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), BlackRock
International Fund of BlackRock Series, Inc. (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 26, 2010.

Sincerly,

BlackRock International Fund of
BlackRock Series, Inc.


/s/ Denis R. Molleur
Denis R. Molleur
Assistant Secretary of Fund